Share-based Compensation - Additional Information (Details) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2022 shares	Sep. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of the deferred share units was reclassified from contributed surplus to accounts payable and accrued liabilities | $		$ 5.1
Cash Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of the deferred share units was reclassified from contributed surplus to accounts payable and accrued liabilities | $			$ 5.1
Fair value of cash settled deferred share units | $			$ 4.0
Simple and Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			3 years
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maturity period			5 years
Stock Options | Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period			3 years
Maturity period			10 years
Options granted			0	481,600
Restricted Share Units | Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted			12,381,525	3,002,213
Restricted Share Units | Equity Settled Plan | Major Ordinary Share Transactions | Long-term Incentive Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	15,600,000
Deferred Share Units | Cash Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted			2,489,173	3,265,503
Vesting term			DSUs are granted to directors and generally vest in equal instalments over one year.
Vesting period			1 year
Stock options, Exercisable			600,000